Form N-1A Cover	Aug. 19, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Document Creation Date	Aug. 19, 2026
Document Effective Date	Aug. 19, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Aug. 19, 2026